Note 9 - Accounts Receivable - Other, net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Receivable, Other, Net [Text Block]

Note 9. Accounts Receivable - Other, net

At December 31, 2023 and 2022, accounts receivable - other, net consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Performance bonuses	$1,602	$—
Customers	192	—
Other	52	—
	$1,846	$—

Performance bonuses, paid annually by PBMs, are estimated based on historical pharmacy performance and prior payments received. Other receivables are loans to employees.

The increase in accounts receivable - other was attributable to the consolidation of Progressive Care at July 1, 2023.